UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                       Form 13F

                  Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  (     );   Amendment Number:
This Amendment    (Check only one.):   (     )     is a restatement.
                                       (     )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
Address:  15 Old Danbury Road
          P. O. Box 812
          Wilton, CT  06897-0812

Form 13F File Number:  28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael H. Strauss
Title:   Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:   203-563-5107

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss               Wilton, CT                2/9/09
(Signature)                         (City, State)              (Date)

Report Type   (Check only one.):

(     )       13F HOLDINGS REPORT.   (Check here if all holdings of this
              reporting manager are reported in this report.)

(     )       13F NOTICE.   (Check here if no holdings reported are in this
              report,and all holdings are reported by other reporting manager(s).)

(  X  )       13F COMBINATION REPORT.   (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


No.       Form 13F File Number      Name of Sub-adviser
1         28-05508                  Aronson + Johnson + Ortiz
2         28-06233                  Cliffwood Partners LLC
3         28-03121                  David M. Knott
4         28-05268                  De Prince, Race & Zollo, Inc.
5         28-06035                  D.G. Capital Management, Inc.
6         28-02602                  Edgewood Management Company
7         28-01185                  Frontier Capital Management Co.
8         28-04981                  Goldman Sachs Asset Management
9         28-03377                  Grantham, Mayo, Van Otterloo & Co. LLC
10        28-2013                   Harris Associates, L.P.
11        28-10706                  IronBridge Capital Management
12        28-00074                  Jennison Associates
13        28-11937                  JP Morgan Investment Management, Inc.
14        28-12154                  Levin Capital Securities, LP
15        28-398                    Loomis Sayles & Co.
16        28-06748                  Marsico Asset Management, LLC
17        28-04632                  Martingale Asset Management
18        28-1399                   Southeastern Asset Management, Inc.
19        28-01693                  Steinberg Asset Management, LLC
20        28-00620                  The Boston Company Asset Management, LLC
21        28-02927                  Water Street Capital Inc.
22        28-517                    Wellington Management Company, LLP
23        28-1700                   Western Asset Management Company

                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:        $114,434
                                              (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:   NONE

                                                Form 13(f) Information Table

Column 1             Column 2    Column 3     Column 4               Column 5            Column 6     Column 7      Column 8
Name of              Title of                  Value      Shares or   Shares/   Put/    Investment     Other      Voting Authority
Issuer                 Class      Cusip       (x$1000)    PRN Amt.    PRN       Call    Discretion    Managers  Sole  Shared  None

3M Co.                  COM     88579Y101      4,126      71,700       SH                 Sole          No        x
Caterpillar Inc.        COM     149123101      3,596      80,500       SH                 Sole          No        x
Comcast Corp. (Cl A)    COM     20030N101      6,125     362,850       SH                 Sole          No        x
ConocoPhillips          COM     20825C104      2,378      45,900       SH                 Sole          No        x
E.I. DuPont de
Nemours & Co.           COM     263534109      2,429      96,000       SH                 Sole          No        x
Exxon Mobil Corp.       COM     30231G102      5,955      74,600       SH                 Sole          No        x
General Electric Co.    COM     369604103      6,073     374,900       SH                 Sole          No        x
Intel Corp.             COM     458140100      7,151     487,800       SH                 Sole          No        x
International Business
Machines Corp.          COM     459200101      8,635     102,600       SH                 Sole          No        x
Lockheed Martin Corp.   COM     539830109      6,693      79,600       SH                 Sole          No        x
McDonald's Corp.        COM     580135101     10,311     165,800       SH                 Sole          No        x
Microsoft Corp.         COM     594918104      7,685     395,300       SH                 Sole          No        x
Morgan Stanley          COM     617446448      1,455      90,700       SH                 Sole          No        x
PepsiCo Inc.            COM     713448108      9,075     165,700       SH                 Sole          No        x
Procter & Gamble Co.    COM     742718109      7,765     125,600       SH                 Sole          No        x
Schlumberger Ltd.       COM     806857108      4,788     113,100       SH                 Sole          No        x
Target Corp.            COM     87612E106      4,016     116,300       SH                 Sole          No        x
Wal-Mart Stores Inc.    COM     931142103     11,139     198,700       SH                 Sole          No        x
Walt Disney Co.         COM     254687106      5,039     222,100       SH                 Sole          No        x
